Deferred Taxes and Income Tax Expenses (Benefits) - Schedule of Reconciliation between the Statutory Effective Tax Rate (Details)		3 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025 [1]	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciliation between the Statutory Effective Tax Rate [Abstract]
Statutory effective tax rate				25.80%	30.60%	30.60%	[2]
Permanent difference				(26.50%)
Tax rate differences with Coincheck Parent				(1.30%)
Current-year losses for which no deferred tax asset is recognised				(6.00%)
Non-deductible expenses				0.70%	0.10%	(0.80%)	[2]
Others	[3]			(0.10%)		4.10%	[2]
Effective tax rate		10.10%	32.30%	(7.40%)	30.70%	33.90%	[2]

[1]	For the year ended March 31, 2025, the effective tax rate differs from the statutory effective rate of 25.8% primarily because of the listing expense and professional fees related to the Reverse Recapitalization that were recorded on Coincheck Parent’s books.
[2]	For the year ended March 31, 2023, the Company recognized loss before income taxes and, consequently, reconciling items shown in the table which increase Income tax expenses are presented as negative amounts and reconciling items which reduce Income tax expenses are presented as positive amounts.
[3]	Others mainly consist of recognition of previously unrecognized deductible temporary differences.